Cash and Cash Equivalents - Summary of Cash and Cash Equivalents - Additional information (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents.
Average percentage on Bank Certificates of Deposit	30.00%	61.70%